Accounts payable and accrued liabilities (Tables)	12 Months Ended
Sep. 30, 2024
Trade and other current payables [abstract]
Disclosure of detailed information about accounts payable and accrued liabilities [Table Text Block]
	September 30, 2024	September 30, 2023

Trade payable	$881,835	$367,128
Accrued liabilities	610,558	1,189,678
Salary and vacation payable	168,244	93,070
Total	$1,660,637	$1,649,876